Income Taxes - Schedule of Provision and Effective Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense	$ (3,301)	$ 5,512	$ 7,255	$ 9,656	$ 8,826	$ (4,873)	$ (4,575)
Effective tax rates	9.90%	28.90%		23.80%	50.00%
"Expected" tax expense (benefit)					$ 8,753	(906)	(7,389)
State income tax expense (benefit)					335	(1,005)	(1,115)
Permanent tax differences					167	494	4,207
Foreign tax rate					389	369	7
Tax credit					(646)	(750)	(120)
Other differences, net					$ (172)	$ (3,075)	$ (165)